Related Party Transactions - Additional Information (Detail) - USD ($)						12 Months Ended
	Oct. 15, 2015	Jun. 30, 2015	Dec. 15, 2014	Jun. 30, 2014	Aug. 01, 2013	Dec. 31, 2015	Jul. 01, 2012
Related Party Transaction [Line Items]
Ownership percentage by parent						100.00%
Limited partnership (LP), ownership structure						KNOT is owned 50% by TSSI and 50% by Nippon Yusen Kaisha ("NYK"). TSSI also controls 99% of KOAS, which subcontracts services from Knutsen OAS Management AS, which served as the vessel management companies for KNOT and its subsidiaries until June 30, 2012. As of July 1, 2012, KNOT Management, a 100% owned subsidiary of KNOT, assumed responsibility for the commercial and technical management of the Vessels.
Commercial Management Agreement termination, date						Feb. 18, 2013
Partnership agreement, description						On March 25, 2013, the Partnership entered into an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS.
Guarantor obligations, related party disclosure						Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. The Partnership will not incur any guarantee commissions in the future relating to such guarantees.
Initial public offering completion date						Apr. 15, 2013
Knutsen Shuttle Tankers 13 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest					100.00%
Knutsen Shuttle Tankers 14 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest				100.00%
KNOT Shuttle Tankers 20 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest			100.00%
KNOT Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest		100.00%
Knutsen NYK Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest	100.00%
Director Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation						$ 40,000
Committee Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation						$ 5,000
Seller's Credit [Member]
Related Party Transaction [Line Items]
Business acquisition purchase price settlement, loan					$ 10,500,000
Seller's Credit [Member] | KNOT Shuttle Tankers 20 AS [Member]
Related Party Transaction [Line Items]
Business acquisition purchase price settlement, loan			$ 12,000,000
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure						In addition, pursuant to the Omnibus Agreement, KNOT agreed to indemnify the Partnership for any defects in title to certain assets contributed or sold to the Partnership and any failure to obtain, prior to April 15, 2013, certain consents and permits necessary to conduct the Partnership's business, which liabilities arise within three years after the closing of the IPO on April 15, 2013.
Environmental claims indemnification deductible						$ 500,000
Environmental claims indemnification liabilities aggregate cap						$ 5,000,000
Initial public offering completion date						Apr. 15, 2013
TSSI [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent						50.00%
TSSI [Member] | Chief Executive Officer [Member] | Seglem Holding AS [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent						100.00%
NYK [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent						50.00%
KNOT Management [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent							100.00%